Document And Entity Information	May 24, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Explanatory NoteOn May 31, 2023, CBL & Associates Properties, Inc. (the “Company”) filed a current report on Form 8-K (the “Original Report”) to disclose the voting results from its annual meeting of shareholders held on May 24, 2023 (the “Annual Meeting”), including, among other matters, the results of the advisory vote of the Company’s shareholders regarding the frequency of shareholder advisory votes on the compensation paid to the Company’s named executive officers. This Form 8-K/A is being filed as an amendment to the Original Report to disclose the decision of the Board of Directors as to how frequently the Company will hold such advisory votes in the future. No other changes have been made to the Original Report, the contents of which are incorporated into this amendment by reference
Document Period End Date	May 24, 2023
Entity Registrant Name	CBL & ASSOCIATES PROPERTIES, INC.
Entity Central Index Key	0000910612
Entity Emerging Growth Company	false
Securities Act File Number	1-12494
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	62-1545718
Entity Address, Address Line One	2030 Hamilton Place Blvd., Suite 500
Entity Address, City or Town	Chattanooga
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37421-6000
City Area Code	423
Local Phone Number	855-0001
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value, with associated Stock Purchase Rights
Trading Symbol	CBL
Security Exchange Name	NYSE